BUSINESS COMBINATION AND ASSET ACQUISITION (Narrative 1) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands					3 Months Ended		12 Months Ended
	Jul. 12, 2022 USD ($)	Jul. 12, 2022 HKD ($)	Jun. 18, 2021 USD ($) shares	Jun. 18, 2021 HKD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 HKD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jul. 26, 2022	Jan. 31, 2021	Dec. 31, 2020 $ / shares	Dec. 31, 2019
Business Acquisition [Line Items]
Shares issued per share | $ / shares											$ 0.269
Carrying amount of equity method investments							$ 2,380	$ 2,991
Gain on previously held equity interest							$ 5,500
Exchange rate										32,326.29
Loto Interactive
Business Acquisition [Line Items]
Price per share for business combination | $ / shares						$ 0.62
Percentage of Equity Securities Without Readily Determinable Fair Value											33.74%	33.74%
Number of shares acquired | shares			30,642,534	30,642,534	169,354,839	169,354,839
Total consideration paid			$ 3,378	$ 26,224,000	$ 13,503	$ 105,000,000
Ownership interest held			59.80%	59.80%		54.20%
Gain on previously held equity interest					$ 5,500
Exchange rate						0.1286
Loto Interactive Limited
Business Acquisition [Line Items]
Percentage of equity interest acquired								8.79%
Percentage of voting interests acquired								8.79%
Consideration on sale of ownership interest	$ 78,308	$ 280
Exchange rate									0.1274
Loto Interactive Limited | Manful Kingdom Limited [Member]
Business Acquisition [Line Items]
Percentage of ownership interest sold	51.00%	51.00%